Note 3 - Summary of Significant Accounting Policies 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended
	March 31,
	2026	2025
Warrants	-	15,717
April and October 2024 Convertible Notes	40,783,600	-
OID Notes	447,827,303	-
Convertible Preferred Stock	253,040,778	-
Total	741,651,681	15,717

	Year Ended December 31,
	2025	2024
Warrants	3,706,258	3,000,149
2024 Convertible Notes	359,530	-
OID Convertible Notes	2,550,867	-
Series B Convertible Preferred Stock	5,417,260	-
Total	12,033,915	3,000,149